UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21219
Eaton Vance Insured Municipal Bond Fund II
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

Insured Municipal Bond Fund II	as of December 31, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 155.8%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 1.1%
$1,600	Cohasset, MN, PCR, (Allete, Inc.), 4.95%, 7/1/22	$1,636,160
		$1,636,160

General Obligations — 7.4%
4,500	California, 5.25%, 4/1/30	4,665,645
2,215	California, 5.50%, 11/1/33	2,367,348
4,000	New York City, NY, 5.25%, 1/15/33	4,160,720
		$11,193,713

Hospital — 5.4%
380	Cuyahoga County, OH, (Cleveland Clinic Health System), 5.50%, 1/1/29	399,065
500	Hawaii Pacific Health, 5.60%, 7/1/33	513,635
1,000	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	1,041,900
1,500	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,532,805
4,500	South Miami, FL, Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	4,617,495
		$8,104,900

Insured-Electric Utilities — 11.4%
2,500	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	2,669,250
22,685	Chelan County, WA, Public Utility District No. 1, (Columbia River), (MBIA), 0.00%, 6/1/23	8,924,960
3,900	Jea, FL, Electric System, (FSA), 5.00%, 10/1/34	3,951,480
1,500	Municipal Energy Agency, NE, (Power Supply System), (FSA), 5.00%, 4/1/36	1,535,835
		$17,081,525

Insured-General Obligations — 20.5%
$1,600	Alvin, TX, Independent School District, (MBIA), 3.25%, 2/15/27	$1,268,848
2,550	Butler County, KS, Unified School District No. 394, (FSA), 3.50%, 9/1/24	2,230,026
1,640	California, (XLCA), Variable Rate, 10.535%, 10/1/28 (1) (2)	1,787,748
1,515	Chicago, IL, (MBIA), 5.00%, 1/1/42	1,534,437
10,000	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/23	3,965,400
2,000	Desert Sands, CA, Unified School District, (Election of 2001), (FSA), 5.00%, 6/1/24	2,114,540
4,830	King County, WA, (MBIA), 5.25%, 1/1/34	5,062,226
2,080	Philadelphia, PA, (FSA), Variable Rate, 10.50%, 9/15/31 (1) (2)	2,207,920
1,270	Phoenix, AZ, (AMBAC), 3.00%, 7/1/28	974,026
5,490	Port Orange, FL, Capital Improvements, (FGIC), 5.00%, 10/1/35	5,647,288
10,000	Washington, (Motor Vehicle Fuel), (MBIA), 0.00%, 12/1/23	3,980,100
		$30,772,559

Insured-Hospital — 2.5%
3,000	Maryland HEFA, (Medlantic/Helix Issue), (FSA), Variable Rate, 11.245%, 8/15/38 (1) (2)	3,791,550
		$3,791,550

Insured-Lease Revenue / Certificates of Participation — 2.9%
4,250	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	4,370,232
		$4,370,232

Insured-Other Revenue — 0.5%
835	Maine HEFA, (Maine Life Care Retirement Community), (AMBAC), 4.50%, 7/1/28	817,206
		$817,206

Insured-Private Education — 3.8%
2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	3,045,300
2,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,621,325
		$5,666,625

Insured-Public Education — 8.3%
$3,500	College of Charleston, SC, Academic and Administrative Facilities, (XLCA), 5.125%, 4/1/30	$3,615,605
750	Florida Education System, Housing Facility Revenue, (International University), (MBIA), 4.50%, 7/1/34	727,942
5,335	University of California, (AMBAC), 5.00%, 9/1/27	5,497,131
2,500	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/29	2,671,075
		$12,511,753

Insured-Sewer Revenue — 1.7%
2,575	Tacoma, WA, Sewer Revenue, (FGIC), 5.00%, 12/1/31	2,620,835
		$2,620,835

Insured-Special Assessment Revenue — 1.5%
2,165	San Jose, CA, Redevelopment Agency Tax, (MBIA), Variable Rate, 10.535%, 8/1/32 (1) (2)	2,288,340
		$2,288,340

Insured-Special Tax Revenue — 6.4%
4,000	Metropolitan Pier and Exposition Authority, (McCormick Place Expansion), IL, (MBIA), 5.25%, 6/15/42	4,202,080
5,325	Utah Transportation Authority Sales Tax, (FSA), 5.00%, 6/15/32	5,428,465
		$9,630,545

Insured-Transportation — 38.4%
4,000	Chicago, IL, Transportation, (Skywalk), (AMBAC), 5.25%, 1/1/31	4,197,280
11,900	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/22	5,129,971
12,390	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/24	4,690,978
2,345	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	2,372,390
5,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37	5,055,050
3,835	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 10.575%, 1/1/37 (1) (2)	3,961,632
13,885	Nevada Department of Business and Industry, (Las Vegas Monorail-1st Tier), (AMBAC), 0.00%, 1/1/20	6,668,132
5,000	South Carolina Transportation Infrastructure, (AMBAC), 5.25%, 10/1/31	5,280,200
10,000	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42	10,097,300
10,000	Triborough Bridge and Tunnel Authority, NY, (MBIA), 5.00%, 11/15/32	10,251,200
		$57,704,133

Insured-Utilities — 8.5%
$6,500	Los Angeles, CA, Department of Water and Power, (FGIC), 5.00%, 7/1/43	$6,587,230
6,000	Philadelphia, PA, Gas Works Revenue, (FSA), 5.00%, 8/1/32	6,156,840
		$12,744,070

Insured-Water and Sewer — 12.7%
2,240	Atlanta, GA, Water and Sewer, (FGIC), 5.00%, 11/1/38 (3)	2,278,147
4,895	Atlanta, GA, Water and Wastewater, (MBIA), 5.00%, 11/1/39	4,980,614
8,155	Birmingham, AL, Waterworks and Sewer Board, (MBIA), 5.00%, 1/1/37	8,335,633
1,950	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 5.00%, 6/15/38	1,996,546
1,275	Pittsburgh, PA, Water and Sewer Authority, (AMBAC), Variable Rate, 10.886%, 12/1/27 (1) (2)	1,443,823
		$19,034,763

Insured-Water Revenue — 14.1%
2,330	Contra Costa, CA, Water District, (FSA), Variable Rate, 10.539%, 10/1/32 (1) (2)	2,513,744
3,450	Detroit, MI, Water Supply System, (MBIA), Variable Rate, 10.405%, 7/1/34 (1) (2)	3,701,954
7,000	Metropolitan Water District, CA, (FGIC), 5.00%, 10/1/36	7,197,330
2,870	San Antonio, TX, Water Revenue, (FGIC), 5.00%, 5/15/23	3,026,874
4,610	Texas Southmost Regional Water Authority, (MBIA), 5.00%, 9/1/32	4,695,516
		$21,135,418

Lease Revenue/Certificates of Participation — 0.7%
1,000	Metropolitan Transportation Authority of New York, Lease Contract, 5.125%, 1/1/29	1,028,830
		$1,028,830

Other Revenue — 1.1%
$1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), 8.95%, 10/1/33	$1,709,100
		$1,709,100

Special Tax Revenue — 1.5%
750	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	778,515
1,480	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	1,553,112
		$2,331,627

Transportation — 5.4%
7,980	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	8,169,924
		$8,169,924

Total Tax-Exempt Investments — 155.8% (identified cost $225,051,667)		$234,343,808

Other Assets, Less Liabilities — 2.4%		$3,620,354

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.2)%		$(87,543,944)

Net Assets Applicable to Common Shares— 100.0%		$150,420,218

AMBAC	–	AMBAC Financial Group, Inc.

FGIC	–	Financial Guaranty Insurance Company

FSA	–	Financial Security Assurance, Inc.

MBIA	–	Municipal Bond Insurance Association

XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2004, 85.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.7% to 36.6% of total investments.

(1)                                  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2004, the aggregate value of the securities is $21,696,711 or 14.4% of the Fund’s net assets.

(2)                                  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

(3)                                  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2004 is as follows:

Futures Contracts

Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/05	500 U.S. Treasury Bond	Short	$(55,014,197)	$(56,250,000)	$(1,235,803)

At December 31, 2004, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2004, as computed on a federal income tax basis, were as follows:

Aggregate cost	$224,957,235
Gross unrealized appreciation	$10,380,434
Gross unrealized depreciation	(993,861)
Net unrealized appreciation	$9,386,573

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Municipal Bond Fund II

By:	/s/Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer

Date:	February 18, 2005

By:	/s/James L. O'Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	February 18, 2005